Income Taxes - Changes in net income taxes (payable) refundable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in net income taxes (payable) refundable
Balance - January 1	$ (116.7)	$ 24.2
Amounts recorded in the consolidated statements of earnings	(606.8)	(387.0)
Payments made during the year	416.4	288.7
Acquisitions of subsidiaries		(54.5)
Foreign exchange effect and other	13.2	11.9
Balance - December 31	$ (293.9)	$ (116.7)